SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance expenses		$ 75,332	[1]	$ 376,678	[1]		[2]
Deposit		30,008		73,350
Other prepayments		17,500		52,500
Amount due from Sponsor, Nova Pulsar Holdings Limited	[3]					644,763
Others		107,728				4,317
Total prepaid expenses and other current assets		$ 122,840		$ 502,528		$ 649,080

[1]	The prepaid insurance expenses represented prepaid directors and officers’ insurance.
[2]	The prepaid insurance expenses represented prepaid directors and officers’ insurance.
[3]	In July 2022, Real Messenger made a loan of $575,000 to the sponsor of Nova Vision, so as the sponsor deposited such amount into Nova Vision’s trust account in order to extend the time to complete a business combination for a period of three months. The loan was non-interest bearing and was repayable upon the closing of a business combination.